Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2021	2020	2019

Amount outstanding at December 31,	$244,686	214,755	148,666
Maximum amount outstanding at any month end	244,686	213,043	169,214
Average amount outstanding	232,815	180,065	159,220
Weighted average interest rate:
For the year	0.39%	0.56%	0.92%
As of year end	0.37	0.47	0.90